Critical accounting judgments and estimates	6 Months Ended
Jun. 30, 2023
Critical accounting judgments and estimates
Critical accounting judgments and estimates

3Critical accounting judgments and estimates

When preparing the condensed interim consolidated financial statements, management undertakes a number of judgements, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management, and will seldom equal the estimated results. The judgements, estimates and assumptions applied in the condensed interim consolidated financial statements for the six-month period ended 30 June 2023 and 2022, including the key sources of estimation uncertainty, were the same as those applied in the Group’s annual consolidated financial statements for the year ended 31 December 2022.